Investments - Summary of Investments in Associates and Joint Ventures Accounted for Using Equity method (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
NordCom	€ 17	€ 18	€ 18
Alfiere	0	0	23
Total Investments accounted for using the equity method	17	18	41
Tiglio I S. r. l [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
NordCom	7	8	8
NordCom S.p.A. [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
NordCom	5	5	4
W.A.Y. S.r.l. [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
NordCom	3	3	3
Other minor companies [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
NordCom	2	2	3
Alfiere SPA [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [Line Items]
Alfiere	€ 0	€ 0	€ 23